Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flow from operating activities:
Net loss	$ (100,118)	$ (208,233)
Adjustments to reconcile net loss to net cash used in operations:
Depreciation and amortization	8,817	8,174
Deferred income taxes	(1,353)	(8,482)
Impairment charges		129,400
Provision for doubtful accounts	298	292
Stock-based compensation expense	40,010	4,371
Change in fair value of warrant liabilities	(13,482)	58,686
Amortization of inventory step-up		57
Issuance of common stock to settle liability with CTH	5,333
Loss on sale of business		4,434
Change in fair value of contingent consideration	(41,145)	(55,566)
Other, net	2,627	70
Changes in assets and liabilities:
Accounts receivable	(1,909)	1,652
Inventory	(6,422)	(643)
Prepaid expenses and other assets	3,068	(5,761)
Sale of net operating losses and research and development tax credits	1,356	3,765
Accounts payable	3,007	314
Accrued expenses and other liabilities	(1,801)	184
Deferred revenue	(8,382)	4,093
Net cash used in operating activities	(110,096)	(63,193)
Cash flow from investing activities:
Capital expenditures	(6,203)	(27,834)
Proceeds from the sale of business		15,019
Proceeds from promissory note	300
Net cash used in investing activities	(5,903)	(12,815)
Cash flow from financing activities:
Proceeds from issuance of Series B redeemable convertible preferred stock and warrants, net of issuance costs		102,535
Repurchase of common stock		(256)
Proceeds from short term borrowings - related party	5,000
Payment of short term borrowings - related party	(5,000)
Cash received on recapitalization	5,386
Proceeds from Palantir investment	20,000
Proceeds from PIPE financing	83,400
Proceeds from the exercise of stock options	638	138
Payments of PIPE/SPAC related costs	(10,862)	(403)
Net cash provided by financing activities	98,562	102,014
Net (decrease) increase in cash, cash equivalents and restricted cash	(17,437)	26,006
Cash, cash equivalents and restricted cash at beginning of year	69,513	43,507
Cash, cash equivalents and restricted cash at end of year	52,076	69,513
Supplemental disclosure of cash flow information:
Cash paid for interest	146	0
Cash paid for income taxes		13
Supplemental non-cash investing and financing activities:
Property and equipment included in accounts payable and accrued expenses	(970)	(806)
Cancellation of treasury stock	256
Issuance of common stock as payment for PIPE/merger related costs	10,795
Reclassification of warrant liabilities to equity	96,398
Reclass of offering costs paid in prior year	153
Changes in PIPE/SPAC related costs in accounts payable and accrued expenses		(2,130)
Recognition of asset and financing obligation related to facility build out		(216)
Receipt of convertible note in connection with the Sanuwave Transaction		4,524
UltraMIST systems reclass from inventory to fixed assets		79
Fair value of warrants issued in connection with Series B preferred stock sale		17,954
Issuance of warrants at estimated fair value		11,988
Issuance of Series B convertible preferred stock in connection with CariCord acquisition		$ 250
Gx Acquisition Corp.
Supplemental non-cash investing and financing activities:
Recapitalization from merger	550,113
Non-cash assets acquired from the merger	163
Warrant liability assumed from the merger	$ 59,202